Subsequent Events (Details) - USD ($)				12 Months Ended
	Mar. 11, 2024	Jan. 24, 2024	Jan. 18, 2023	Dec. 31, 2023	Mar. 31, 2024	Feb. 16, 2024	Jan. 18, 2024	Oct. 20, 2023	Dec. 31, 2022
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposited into the trust account						$ 24,650	$ 24,650
Equity holders		$ 337,300,000
Minimum cash condition		$ 20,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Convertible preferred units		$ 15,000,000
Forfeiture shares		$ 2,900,000
Additional forfeiture shares (in Shares)		500,000
Purchase price per unit (in Dollars per share)		$ 10
Convertible preferred units (in Shares)		500,000
Sponsor subscription agreement		$ 15,000,000
Subsequent Event [Member] | Sponsor
Subsequent Event [Line Items]
Preferred units (in Shares)		1,000,000
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Equity holders		$ 410,000,000
Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001				$ 0.0001	$ 0.0001
Purchase at least (in Shares)			24,703,445
Ordinary shares, par value (in Dollars per share)			$ 10.35	$ 0.0001
Aggregate shares (in Shares)				225,174
Ordinary share (in Shares)				1
Purchase price per unit (in Dollars per share)					$ 18
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock		$ 10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Purchase at least (in Shares)	174,826
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Class V Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Class V Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred units (in Shares)		150,000
Convertible preferred units (in Shares)		500,000